Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Notes to Consolidated Financial Statements [Abstract]
Compensation to Key Management Personnel	2021 2020 Salaries and other short-term benefits 16 16 Share-based compensation 55 26 Post-employment benefits 4 2 Termination benefits 7 ‐ 82 44